Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) kJ in Trillions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 kJ GWh	Dec. 31, 2018 kJ GWh
Energy contracts subject to regulatory deferral, Electricity swap contracts (GWh)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	726	774
Energy contracts subject to regulatory deferral, Electricity power purchase contracts (GWh)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	2,880	651
Energy contracts subject to regulatory deferral, Gas swap contracts (PJ)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	185	203
Energy contracts subject to regulatory deferral, Gas supply contract premiums (PJ)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	280	266
Energy contracts not subject to regulatory deferral, Wholesale trading contracts (GWh)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	3,442	1,440
Energy contracts not subject to regulatory deferral, Gas swap contracts (PJ)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	40	37